Document and Entity Information	Jan. 05, 2024
Cover [Abstract]
Security 12b Title	Common Stock, $0.001 par value per share
Amendment Flag	false
Entity Central Index Key	0001701108
Document Type	8-K
Document Period End Date	Jan. 05, 2024
Entity Registrant Name	SPERO THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38266
Entity Tax Identification Number	46-4590683
Entity Address, Address Line One	675 Massachusetts Avenue
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02140
City Area Code	(857)
Local Phone Number	242-1600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Trading Symbol	SPRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false